Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Balance Sheets	PARENT COMPANY BALANCE SHEETS
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,127	23,584	3,322
Prepaid expenses and other current assets	1,245	820	115
Total current assets	4,372	24,404	3,437

Non-current assets
Investments in subsidiaries and consolidated VIEs	1,170,235	1,165,326	164,134

TOTAL ASSETS	1,174,607	1,189,730	167,571

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	1,752	2,006	283
Warrant liabilities	166	-	-
Current portion of contingent consideration – earn-out liability	4,336	-	-
Amounts due to subsidiaries	7,759	37,160	5,234
Total current liabilities	14,013	39,166	5,517
Total liabilities	14,013	39,166	5,517

Shareholders’ equity
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022, respectively. 38,113,879 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2023, respectively.
Class A ordinary shares	396,880	423,623	59,666
Class B ordinary shares	23,896	23,896	3,366
Treasury stocks	(16,482)	(19,216)	(2,707)
Shares to be issued	33,923	30,777	4,335
Statutory reserves	39,208	44,698	6,296
Retained earnings	665,099	628,821	88,568
Accumulated other comprehensive income	18,070	17,965	2,530
Total shareholder’s equity	1,160,594	1,150,564	162,054

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,174,607	1,189,730	167,571

Schedule of Statements of Income	PARENT COMPANY STATEMENT OF INCOME
	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Equity income (loss) of subsidiaries	267,436	198,340	(4,915)	(692)
General administrative expense and others	(33,473)	(21,377)	(14,923)	(2,102)
Research and development expenses	(13,946)	(6,522)	(5,496)	(774)
Change in fair value of warrant liabilities	(16,421)	10,776	170	24
Change in fair value of contingent consideration	(33,584)	13,071	(5,624)	(792)
Net income (loss)	170,012	194,288	(30,788)	(4,336)
Other comprehensive income (loss) - foreign currency translation adjustment	2,313	955	(105)	(15)
Comprehensive income (loss) attributable to the Company’s shareholders	172,325	195,243	(30,893)	(4,351)

Schedule of Statements of Cash Flows	PARENT COMPANY STATEMENT OF CASH FLOWS
	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income (loss)	170,012	194,288	(30,788)	(4,336)
Equity in (earning) loss of subsidiaries	(267,436)	(198,340)	4,915	692
Change in fair value of warrant liabilities	16,421	(10,776)	(170)	(24)
Change in fair value of contingent consideration	33,584	(13,071)	5,624	792
Share based compensation	31,857	11,954	13,637	1,921
Changes in operating assets and liabilities
Prepaid expense and other current assets	(925)	72	425	60
Accrued expenses and other current liabilities	2,414	(662)	254	36
Net cash used in operating activities	(14,073)	(16,535)	(6,103)	(859)

Cash flows from financing activities
Due to related parties	14,263	35,771	29,294	4,126
Share repurchase	-	(16,482)	(2,734)	(385)
Net cash provided by financing activities	14,263	19,289	26,560	3,741

Net increase in cash and cash equivalents	190	2,754	20,457	2,882
Cash and cash equivalents at beginning of the year	183	373	3,127	440
Cash and cash equivalents at end of the year	373	3,127	23,584	3,322